Financial Liabilities at Amortised Cost (Details) - Schedule of Mortgage Fnance Bonds - CLP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Schedule of Mortgage Fnance Bonds [Line Items]
Total mortgage bonds	$ 65,781	$ 74,431
Mortgage bond
Schedule of Mortgage Fnance Bonds [Line Items]
Total mortgage bonds	65,781	74,431
Due within 1 year | Mortgage bond
Schedule of Mortgage Fnance Bonds [Line Items]
Total mortgage bonds	0	0
Due after 1 year but within 2 years | Mortgage bond
Schedule of Mortgage Fnance Bonds [Line Items]
Total mortgage bonds	0	13,997
Due after 2 year but within 3 years | Mortgage bond
Schedule of Mortgage Fnance Bonds [Line Items]
Total mortgage bonds	0	14,398
Due after 3 year but within 4 years | Mortgage bond
Schedule of Mortgage Fnance Bonds [Line Items]
Total mortgage bonds	36,950	14,812
Due after 4 year but within 5 years | Mortgage bond
Schedule of Mortgage Fnance Bonds [Line Items]
Total mortgage bonds	0	15,240
Due after 5 years | Mortgage bond
Schedule of Mortgage Fnance Bonds [Line Items]
Total mortgage bonds	$ 28,831	$ 15,984